ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	OPEN END FUNDS — 3.1%
	FIXED INCOME - 3.1%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,625,912
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,326,155
					4,952,067

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,952,067

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.4%
	CLO — 18.5%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	TSFR3M + 3.000%	7.3250	04/20/38	1,500,835
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	TSFR3M + 3.200%	7.5250	07/20/37	1,006,280
500,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	TSFR3M + 2.250%	6.5750	03/09/34	500,150
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	TSFR3M + 2.000%	6.3250	01/20/38	1,003,199
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	7.5870	10/20/30	2,005,006
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	6.0870	04/20/31	500,845
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	7.4290	04/15/31	1,000,338
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	7.0790	04/15/31	1,505,468
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	TSFR3M + 2.100%	6.4250	10/20/34	1,001,408
500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	TSFR3M + 1.900%	6.2180	07/15/34	500,733
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	6.5570	04/22/30	2,414,171
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.600%	5.9180	10/31/37	1,000,560
1,000,000	Octagon Investment Partners 46 Ltd. Series 2A DR(a),(b)	TSFR3M + 3.562%	7.8790	07/15/36	998,037
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	9.5670	04/20/34	1,508,385
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	6.4250	01/26/31	2,004,066
342,253	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	6.0870	04/21/31	343,174
1,000,000	TCW CLO 2017-1A Ltd. Series 1A A2R3(a),(b)	TSFR3M + 1.450%	5.7640	10/29/34	1,000,495
2,000,000	Venture 33 CLO Ltd. Series 33A D(a),(b)	TSFR3M + 3.422%	7.7390	07/15/31	1,906,684
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4990	07/15/32	994,513

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.4% (Continued)
	CLO — 18.5% (Continued)
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	7.1870	04/19/31	$ 2,758,777
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	TSFR3M + 3.000%	7.3250	04/20/38	1,979,904
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	8.9880	01/25/35	1,992,242
					29,425,270
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
121,498	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	21,128
3,195	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.9040	02/25/34	3,161
5,400,661	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4200	04/25/37	58,881
6,346	Bear Stearns ARM Trust Series 2003-4 3A1(b)		6.4140	07/25/33	6,133
3,137	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	3,157
462	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		7.2910	02/25/37	464
17,416	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		5.4730	05/25/34	16,648
4,705	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	2,177
2,733	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.564%	4.9170	06/25/34	2,560
18,007	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	TSFR1M + 7.536%	3.1830	01/25/34	482
5,494	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	5,529
3,509	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	5.3670	09/25/34	3,499
14,207	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 1.034%	5.2920	10/25/34	13,805
1,780	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 0.939%	5.3870	10/25/34	1,769
12,675	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.6410	02/25/35	11,965
10,134	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	10,189
390,631	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	72,098
2,889	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.6980	09/25/34	2,857
7,117	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.9680	11/25/34	6,719
51,759	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	50,918
					294,139
	HOME EQUITY — 0.4%
22,286	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(d)		8.0880	06/25/31	22,180
3,892	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	5.1970	03/25/30	3,876
113	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.3260	12/25/33	246
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	10.4670	10/25/34	135,984
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	5.2070	01/25/34	15,362

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.4% (Continued)
	HOME EQUITY— 0.4% (Continued)
100,188	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	6.2670	06/25/34	$ 100,327
86,186	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.2670	11/25/34	84,617
18,946	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	18,691
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	6.7920	11/25/33	3,873
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	7.1670	11/25/33	28,788
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	6.6420	07/25/34	13,537
11,125	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	5.5910	10/25/33	12,576
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	6.0420	06/25/34	1,784
9,910	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	5.1070	08/25/33	10,320
54,359	RASC Series Trust Series 2003-KS4 MI1(d)		4.6100	06/25/33	54,214
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	6.8670	12/25/33	10,371
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 3.334%	0.5010	07/25/34	58,811
					575,557
	MANUFACTURED HOUSING — 0.0%(e)
1,569	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	1,578

	RESIDENTIAL MORTGAGE — 0.3%
86,080	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.0970	03/25/34	105,499
46,752	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	4.5090	07/25/35	44,869
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	5.3670	11/25/34	30,595
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	5.6670	11/25/34	21,557
9,849	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	10,065
8,694	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	5.5680	04/25/32	9,258
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	7.3170	06/25/33	16,294
19,996	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	6.1920	07/25/34	23,118
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	6.3720	02/25/35	114,940
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	6.5220	02/25/35	149,528
					525,723
	TOTAL ASSET BACKED SECURITIES (Cost $30,561,666)				30,822,267

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
101,207	Fannie Mae Interest Strip(c)		5.5000	08/25/35	$ 15,143
224,701	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	26,122
332,939	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	51,681
818,275	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	159,643
209,917	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	32,148
212,194	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	33,862
97,352	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	18,405
404,688	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	74,289
269,773	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	44,059
1,046,632	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	229,160
175,679	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	29,523
118,959	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	19,012
154,936	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	24,789
151,733	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	27,365
310,269	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	55,983
767,813	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	98,716
339,907	Fannie Mae Interest Strip Series 419 C3(c)		3.5000	11/25/43	46,014
449,510	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	72,837
273,531	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	37,256
453,504	Fannie Mae REMICS Series 2006-109 SG(b),(c)	SOFR30A + 6.516%	2.1660	11/25/36	40,122
186,538	Fannie Mae REMICS Series 2007-39 AI(b),(c)	SOFR30A + 6.006%	1.6560	05/25/37	16,452
128,052	Fannie Mae REMICS Series 2007-92 SK(b),(c)	SOFR30A + 6.336%	1.9860	09/25/37	13,671
135,904	Fannie Mae REMICS Series 2007-112 SA(b),(c)	SOFR30A + 6.335%	1.9860	12/25/37	15,919
28,740	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	365
329,052	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	29,558
366,307	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	54,142
441,531	Fannie Mae REMICS Series 2010-150 SP(b),(c)	SOFR30A + 6.486%	2.1360	10/25/40	36,928
1,294,282	Fannie Mae REMICS Series 2011-149 MS(b),(c)	SOFR30A + 5.886%	1.5360	11/25/41	62,065
108,301	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	16,457
139,935	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	SOFR30A + 6.036%	1.6860	02/25/43	14,573
394,287	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	42,260
57,701	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	1,260
1,048,717	Fannie Mae REMICS Series 2013-103 JS(b),(c)	SOFR30A + 5.886%	1.5360	10/25/43	98,369
136,811	Fannie Mae REMICS Series 2015-22 BS(b),(c)	SOFR30A + 6.036%	4.5980	04/25/45	14,791

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2% (Continued)
6,384,390	Fannie Mae REMICS Series 2015-40 LT(b),(c)	SOFR30A + 6.086%	0.0300	06/25/45	$ 9,841
1,920,754	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	421,883
80,768	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	14,551
49,007	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	898
929,146	Fannie Mae REMICS Series 2017-97 SW(b),(c)	SOFR30A + 6.086%	1.7360	12/25/47	110,400
150,816	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	14,442
289,891	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	37,987
258,531	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	50,066
954,876	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	194,890
186,569	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	31,848
229,895	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	39,282
992,584	Fannie Mae REMICS Series 2018-54 SA(b),(c)	SOFR30A + 6.136%	1.7860	08/25/48	92,250
395,439	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	77,499
573,484	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	79,707
209,898	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	55,802
960,766	Fannie Mae REMICS Series 2020-10 S(b),(c)	SOFR30A + 5.936%	1.5860	05/25/59	108,036
12,588	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	9.3490	02/15/32	14,776
619,812	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	68,464
174,262	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	22,435
47,670	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	5,274
3,022,521	Freddie Mac REMICS Series 4669 TI(b),(c)	SOFR30A + 5.986%	0.1000	09/15/40	5,587
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	1.5480	12/15/40	59,298
280,948	Freddie Mac REMICS Series 3935 SH(b),(c)	SOFR30A + 6.486%	2.1460	12/15/40	4,208
157,678	Freddie Mac REMICS Series 4076 SW(b),(c)	SOFR30A + 5.936%	1.5960	07/15/42	15,493
102,250	Freddie Mac REMICS Series 4139 PO(f)		2.4700	08/15/42	67,179
207,273	Freddie Mac REMICS Series 4091 ES(b),(c)	SOFR30A + 6.436%	2.0960	08/15/42	29,451
407,091	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	49,781
9,216,597	Freddie Mac REMICS Series 4765 SI(b)(c)		0.2050	08/15/44	77,441
273,340	Freddie Mac REMICS Series 4416 DS(b),(c)	SOFR30A + 5.985%	1.6460	12/15/44	31,402
225,292	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	34,710
265,373	Freddie Mac REMICS Series 4473 AS(b),(c)	SOFR30A + 5.486%	1.1460	05/15/45	25,289

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2% (Continued)
96,694	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	$ 17,487
709,781	Freddie Mac REMICS Series 4583 ST(b),(c)	SOFR30A + 5.886%	1.5460	05/15/46	72,342
598,286	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	73,542
164,100	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	28,892
939,908	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	146,416
329,302	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	66,337
724,776	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	123,289
407,725	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	68,292
421,110	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	60,809
296,843	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	39,443
799,245	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	175,261
1,168,028	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	204,138
301,816	Freddie Mac REMICS Series 4291 MS(b),(c)	SOFR30A + 5.786%	1.4460	01/15/54	29,525
31,605	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	2,697
434,900	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	53,851
156,051	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	18,590
159,978	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	21,552
229,868	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	35,140
462,673	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	98,184
525,968	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	107,284
4,450	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	45
438,688	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	36,190
2,074,261	Government National Mortgage Association Series 2009-87 IW(b),(c)	TSFR1M + 6.736%	2.3850	07/20/34	61,777
5,136,502	Government National Mortgage Association Series 2014-94 JI(b),(c)	TSFR1M + 6.586%	0.1500	09/16/34	21,604
616,393	Government National Mortgage Association Series 2007-26 SD(b),(c)	TSFR1M + 6.686%	2.3460	05/16/37	68,517
3,812,086	Government National Mortgage Association Series 2017-60 SA(b),(c)	TSFR1M + 6.576%	2.2250	10/20/37	161,239
1,081,917	Government National Mortgage Association Series 2008-60 SH(b),(c)	TSFR1M + 6.036%	1.6960	07/16/38	16,496
728,692	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	96,617
101,569	Government National Mortgage Association Series 2009-61 AS(b),(c)	TSFR1M + 5.986%	1.6350	03/20/39	519
600,416	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	79,744
1,963,749	Government National Mortgage Association Series 2010-29 SA(b),(c)	TSFR1M + 6.436%	2.0850	10/20/39	230,636
194,003	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	2,671
628,580	Government National Mortgage Association Series 2017-60 SU(b),(c)	TSFR1M + 6.286%	1.9460	01/16/40	53,643
744,534	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	114,041
1,063,894	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	16,287

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2% (Continued)
954,778	Government National Mortgage Association Series 2010-133 SB(b),(c)	TSFR1M + 5.906%	1.5660	10/16/40	$ 109,280
160,493	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	19,151
1,581,504	Government National Mortgage Association Series 2010-166 SA(b),(c)	TSFR1M + 5.936%	1.5960	12/16/40	182,913
241,033	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	24,994
149,821	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	14,545
45,412	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	145
119,222	Government National Mortgage Association Series 2015-44 AI(c)		3.0000	08/20/41	435
218,396	Government National Mortgage Association Series 2012-108 PS(b),(c)	TSFR1M + 6.636%	2.2960	03/16/42	26,915
899,572	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	162,088
146,602	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	12,436
314,468	Government National Mortgage Association Series 2012-98 HS(b),(c)	TSFR1M + 5.885%	1.5350	08/20/42	31,656
750,635	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	105,271
392,935	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	63,892
223,707	Government National Mortgage Association Series 2012-149 CS(b),(c)	TSFR1M + 6.086%	1.7350	12/20/42	16,898
66,052	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	10,385
315,143	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	56,296
885,803	Government National Mortgage Association Series 2013-144 AS(b),(c)	TSFR1M + 6.636%	2.2850	03/20/43	11,682
335,413	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	48,877
480,169	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	9,962
65,876	Government National Mortgage Association Series 2013-103 DS(b),(c)	TSFR1M + 6.036%	1.6850	07/20/43	7,620
280,956	Government National Mortgage Association Series 2013-189 PS(b),(c)	TSFR1M + 6.036%	1.6850	07/20/43	24,914
591,181	Government National Mortgage Association Series 2013-122 SB(b),(c)	TSFR1M + 5.986%	1.6460	08/16/43	64,779
8,113,507	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2660	10/20/43	56,087
181,299	Government National Mortgage Association Series 2014-132 SL(b),(c)	TSFR1M + 5.986%	1.6350	10/20/43	8,967
136,434	Government National Mortgage Association Series 2013-181 SA(b),(c)	TSFR1M + 5.986%	1.6350	11/20/43	14,800
275,629	Government National Mortgage Association Series 2014-91 SB(b),(c)	TSFR1M + 5.486%	1.1460	06/16/44	20,957
91,339	Government National Mortgage Association Series 2014-133 BS(b),(c)	TSFR1M + 5.486%	1.1350	09/20/44	8,109
464,706	Government National Mortgage Association Series 2019-22 SA(b),(c)	TSFR1M + 5.486%	1.1350	02/20/45	41,045
111,044	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	4,683
386,508	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	36,053
499,154	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	38,245
285,376	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	21,727
1,887,777	Government National Mortgage Association Series 2019-22 CI(b),(c)	TSFR1M + 30.678%	1.0000	10/20/45	88,579
257,991	Government National Mortgage Association Series 2015-179 GS(b),(c)	TSFR1M + 6.636%	2.2850	12/20/45	37,676
90,479	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	8,873

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2% (Continued)
267,049	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	$ 42,799
65,501	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	4,465
163,735	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	30,607
827,408	Government National Mortgage Association Series 2016-121 JS(b),(c)	TSFR1M + 5.986%	1.6350	09/20/46	103,288
288,035	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	30,341
116,987	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	5,882
149,757	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	10,895
10,993	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,522
299,690	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	24,931
718,214	Government National Mortgage Association Series 2017-179 KS(b),(c)	TSFR1M + 6.086%	1.7350	12/20/47	92,760
118,088	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	27,054
285,591	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	30,249
16,717,798	Government National Mortgage Association Series 2020-86 TK(b),(c)	TSFR1M + 6.086%	0.1500	08/20/48	83,974
155,366	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	22,435
222,225	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	40,777
419,383	Government National Mortgage Association Series 2019-6 SA(b),(c)	TSFR1M + 5.936%	1.5850	01/20/49	45,346
191,290	Government National Mortgage Association Series 2019-18 CS(b),(c)	TSFR1M + 5.936%	1.5850	02/20/49	15,307
872,619	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	168,131
375,459	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	54,949
580,228	Government National Mortgage Association Series 2020-167 NS(b),(c)	TSFR1M + 6.186%	1.8350	11/20/50	80,583
1,767,357	Government National Mortgage Association Series 2019-H16 CI(b),(c)		2.1340	10/20/69	68,135
					8,181,571
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,527,241)				8,181,571

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.4%
	ASSET MANAGEMENT — 4.9%
700,000	Ares Capital Corporation		2.1500	07/15/26	683,516
925,000	Ares Capital Corporation		5.5000	09/01/30	923,766
2,349,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,314,984
160,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	159,173
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	596,154
850,000	FS KKR Capital Corporation		3.4000	01/15/26	843,842
275,000	FS KKR Capital Corporation		2.6250	01/15/27	264,309

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.4%(Continued)
	ASSET MANAGEMENT — 4.9%(Continued)
500,000	FS KKR Capital Corporation		3.1250	10/12/28	$ 461,037
1,445,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	1,436,815
					7,683,596
	AUTOMOTIVE — 8.2%
1,935,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,925,504
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	365,700
500,000	Ford Motor Credit Company, LLC		5.8000	03/05/27	502,754
700,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	694,352
313,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	304,933
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	482,803
275,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	275,612
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	987,480
1,263,000	General Motors Financial Company, Inc.	H15T5Y + 4.997%	5.7000	Perpetual	1,237,039
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	900,610
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,279,312
945,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	878,891
490,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	443,124
2,525,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	2,477,374
250,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	248,785
					13,004,273
	BANKING — 11.6%
1,040,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	1,017,525
1,325,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,240,858
250,000	Barclays plc(b)	H15T1Y + 2.300%	5.3040	08/09/26	250,000
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	599,469
2,480,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,435,907
394,000	BPCE S.A.(a)		4.8750	04/01/26	394,009
2,000,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	1,981,568
1,708,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	1,669,652
1,035,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,008,596
1,000,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	947,247
1,000,000	Deutsche Bank A.G.(b)	H15T5Y + 4.524%	6.0000	Perpetual	1,000,617
1,648,000	KeyCorporation(b)	US0003M + 3.606%	5.0000	Perpetual	1,626,701

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.4% (Continued)
	BANKING — 11.6% (Continued)
1,180,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	$ 1,137,207
1,000,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	964,688
419,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	427,350
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	928,805
732,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	730,864
					18,361,063
	BIOTECH & PHARMA — 1.6%
989,000	Teva Pharmaceutical Finance Netherlands III BV3		3.1500	10/01/26	967,935
1,600,000	Teva Pharmaceutical Finance Netherlands III BV4		4.7500	05/09/27	1,590,176
					2,558,111
	COMMERCIAL SUPPORT SERVICES — 0.6%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	966,648

	ELECTRIC UTILITIES — 5.3%
1,552,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,499,910
1,110,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,161,027
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	964,544
380,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	365,467
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,296,720
150,000	FirstEnergy Corporation		4.1500	07/15/27	148,192
730,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	706,935
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,232,026
					8,374,821
	ENTERTAINMENT CONTENT — 0.3%
575,000	Univision Communications, Inc.(a)		4.5000	05/01/29	532,596

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	497,322

	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	244,819

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.4% (Continued)
	LEISURE FACILITIES & SERVICES — 4.8%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	$ 821,966
838,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	792,472
963,000	International Game Technology plc(a)		6.2500	01/15/27	971,298
500,000	International Game Technology plc(a)		5.2500	01/15/29	495,403
1,200,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,194,490
820,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	759,743
844,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	845,418
533,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	548,445
1,248,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,222,528
					7,651,763
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	1,251,142
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	505,403
					1,756,545
	RETAIL - DISCRETIONARY — 1.0%
1,563,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,560,083

	SPECIALTY FINANCE — 5.9%
2,577,000	Air Lease Corporation	H15T5Y + 4.076%	4.6500	Perpetual	2,552,019
200,000	Ally Financial, Inc.		6.0500	02/15/26	200,507
250,000	Ally Financial, Inc.		6.0000	07/15/29	250,051
2,137,000	Ally Financial, Inc. Series B	H15T5Y + 3.868%	4.7000	Perpetual	2,081,252
500,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	499,174
250,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	246,524
1,363,000	Capital One Financial Corporation	H15T5Y + 3.157%	3.9500	Perpetual	1,333,199
628,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	622,575
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.4300	12/21/65	838,706
165,000	OneMain Finance Corporation		3.5000	01/15/27	161,026
350,000	OneMain Finance Corporation		5.3750	11/15/29	343,537
250,000	Synchrony Financial		3.7000	08/04/26	247,510
					9,376,080
	TRANSPORTATION & LOGISTICS — 1.6%
1,425,000	Air Canada(a)		3.8750	08/15/26	1,408,765
998,515	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	947,109

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.4% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6%(Continued)
187,500	Delta Air Lines Inc / SkyMiles IP Ltd.(a)		4.5000	10/20/25	$ 187,056
					2,542,930
	TOTAL CORPORATE BONDS (Cost $74,309,839)				75,110,650

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 9.2%
	ASSET MANAGEMENT — 1.0%
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.170%	4.0000	Perpetual	$ 1,529,731

	BANKING — 3.1%
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.230%	8.5520	Perpetual	3,851,053
1,000,000	Wells Fargo & Company(b)	H15T5Y + 3.450%	3.9000	Perpetual	991,348
					4,842,401
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
2,625,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.350%	3.7000	Perpetual	2,600,787
1,607,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.920%	3.6500	Perpetual	1,576,262
					4,177,049
	OIL & GAS PRODUCERS — 2.5%
3,986,000	Energy Transfer, L.P.(b)	H15T5Y + 5.690%	6.5000	Perpetual	4,003,382
	TOTAL PREFERRED STOCK (Cost $14,301,159)				14,552,563

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.0%
	COMMERCIAL SUPPORT SERVICES — 1.7%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.000%	6.3560	04/06/28	$ 2,638,254

	LEISURE FACILITIES & SERVICES — 3.4%
987,525	Restaurant Brands(b)	TSFR1M + 1.750%	6.1060	09/23/30	986,523
1,984,975	Caesars Entertainment, Inc.(b)	TSFR1M + 2.250%	6.6060	02/06/31	1,985,223
988,167	Light & Wonder International, Inc.(b)	TSFR1M + 2.250%	6.5930	04/16/29	991,626
497,442	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.8560	05/03/29	499,539
1,000,000	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	6.3240	05/01/31	1,000,625
					5,463,536

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.0%(Continued)
	RETAIL - DISCRETIONARY — 1.2%
1,942,472	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.6060	01/16/32	$ 1,946,842

	SEMICONDUCTORS — 0.7%
1,063,863	MKS Instruments, Inc.(b)	TSFR1M + 2.000%	6.3530	08/17/29	1,065,592

	TRANSPORTATION & LOGISTICS — 3.0%
1,150,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	6.5220	04/20/28	1,146,838
1,975,000	Air Canada(b)	TSFR1M + 2.000%	6.3530	03/21/31	1,977,469
1,657,412	United Airlines, Inc.(b)	TSFR3M + 2.000%	6.3510	02/24/31	1,665,906
					4,790,213
	TOTAL TERM LOANS (Cost $15,931,180)				15,904,437

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.1%
	U.S. TREASURY BILLS — 3.1%
5,000,000	United States Treasury Bill(f)		4.2600	09/11/25	$ 4,975,613
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,976,791)				4,975,613

	TOTAL INVESTMENTS - 97.4% (Cost $164,779,394)				$ 154,499,168
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%				4,160,067
	NET ASSETS - 100.0%				$ 158,659,235

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
20	CBOT 10 Year US Treasury Note	Interactive Broker	09/19/2025	$ 2,221,250	$ 10,625
20	CBOT 5 Year US Treasury Note	Interactive Broker	09/30/2025	2,163,438	3,594
20	CBOT Treasure Bond Futures	Interactive Broker	09/19/2025	2,283,750	34,375
					$ 48,594
	TOTAL FUTURES CONTRACTS

A.G.	- Aktiengesellschaft
CLO	- Collateralized Loan Obligation
CBOT	- Chicago Board of Trade
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR	United States SOFR Secured Overnight Financing Index
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $58,002,087 or 36.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.
(e)	Percentage rounds to less than 0.1%.
(f)	Zero coupon bond. Rate disclosed is the current yield as of July 31,2025
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.